TAXES	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
TAXES
14.	Taxes

Income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Blue Hat BVI is incorporated in the British Virgin Islands and is not subject to tax on income or capital gains under current British Virgin Islands law. In addition, upon payments of dividends by these entities to their shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

Blue Hat HK is incorporated in Hong Kong and is subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 16.5% in Hong Kong. The Company did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong since inception. Under Hong Kong tax law, Blue Hat HK is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

PRC

Blue Hat WFOE, Blue Hat Fujian, Blue Hat Shenyang, Blue Hat Hunan, Blue Hat Chongqing and Blue Hat Pingxiang are governed by the income tax laws of the PRC and the income tax provision in respect to operations in the PRC is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case- by-case basis. EIT grants preferential tax treatment to certain High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years.

Blue Hat Fujian obtained the “high-tech enterprise” tax status in October 2015 and renewed it in December 2018, which reduced its statutory income tax rate to 15% from 2018 to 2019.

In addition, in 2018 and 2019, the Chinese tax authority granted Blue Hat Pingxiang their tax preference on its enterprises income tax by using 10% of gross revenue as tax basis to apply its 25% tax rate from 2018 to December 2019. The Company expects such tax preference can be renewed on an annual basis.

Tax savings for the years ended December 31, 2019, 2018 and 2017 amounted to $ 2,256,051, $1,687,004 and $636,796, respectively. The Company’s basic and diluted earnings per shares would have been lower by $0.06, $0.05 and $0.02 per share for the years ended December 31, 2019, 2018 and 2017, respectively, without the preferential tax rate reduction.

Significant components of the provision for income taxes are as follows:

	December 31,	December 31,
	2019	2018

Current	$502,434	$712,829
Deferred	(48,710)	(107,401)
The provision for income taxes	$453,724	$605,428

The following table reconciles China statutory rates to the Company’s effective tax rate:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2019	2018	2017

China statutory income tax rate	25.0%	25.0%	25.0%
Preferential tax rate reduction	(10.0%)	(10.0%)	(10.0%)
Preferential Blue Hat Pingxiang tax rate reduction	(12.5%)	(8.0%)	0.0%
Permanent difference	2.3%	0.1%	0.7%
Effective tax rate	4.8%	7.1%	15.7%

Deferred tax assets – China

Significant components of deferred tax assets were as follows:

	December 31,	December 31,
	2019	2018

Allowance for doubtful accounts	$182,234	$135,999

As of December 31, 2019, 2018 and 2017, the Company had approximately $1,300,000, $835,000 and 230,000 of allowance for doubtful accounts held at its profitable PRC VIE with deferred tax assets of approximately $182,000, $136,000 and $34,000, respectively. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are recoverable, management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax assets for the profitable PRC VIE as of December 31, 2019, 2018 and 2017. Thus, there were no valuation allowances of December 31, 2019, 2018 and 2017 in respect to the deferred tax assets on allowance for doubtful accounts.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits and measures the unrecognized benefits associated with the tax positions. As of December 31, 2019, 2018 and 2017, the Company did not have any significant unrecognized uncertain tax positions.

The Company did not incur any interest and penalties tax for the years ended December 31, 2019, 2018 and 2017. The Company does not anticipate any significant increases or decreases in unrecognized tax benefits in the next twelve months from December 31, 2019.

Value added tax

All of the Company’s service revenues that are earned and received in the PRC are subject to a Chinese VAT. Before May 2018, the rate of Chinese VAT is 17%, and was changed to 16% from May 2018 to March 2019, then the Chinese VAT is at a rate of 13% starting in April 2019 of the gross proceeds or at a rate approved by the Chinese local government.

Taxes payable consisted of the following:

	December 31,	December 31,
	2019	2018

VAT taxes payable	$2,507,683	$1,314,320
Income taxes payable	833,476	514,349
Other taxes payable	183,994	113,101
Totals	$3,525,153	$1,941,770